Goodwill and Identified Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charge	$ 0	$ 0	$ 0
Amortization of identified intangible assets	$ 4,473	$ 4,189	$ 3,335